Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - Ordinary Shares Subject to Possible Redemption [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Temporary Equity [Line Items]
Class A ordinary shares subject to possible redemption	$ 183,785,456	$ 176,597,270
Plus:
Accretion for common stock to redemption amount	1,548,784	7,188,186
Class A ordinary shares subject to possible redemption	$ 185,334,240	$ 183,785,456